FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended:  June 30, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		June  30, 2009
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		       28
Form 13F Information Table Value Total:		$30,210

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ABAX
COM
002567105
   205
  10000
DEFINED 01
X


ADP
COM
035035103
   886
  25000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   1101
  100000
DEFINED 01
X


BAXTER INTL INC
COM
071813109
     794
    15000
DEFINED 01
X


BARD C R INC
COM
067383109
     521
    7000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
    977
  20500
DEFINED 01
X


COSTCO WHOLESALE
COM
22160K105
     458
  10000
DEFINED 01
X


COVIDIEN LTD
COM
G2554F105
    1011
  27000
DEFINED 01
X


CHARLES RIV LABS
COM
159864107
     203
   6000
DEFINED 01
X


DAVITA INC
COM
23918K108
   3091
  62500
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
     879
 30000
DEFINED 01
X


ENTERPRISE GP HLDGS
COM
293716106
    1205
 47960
DEFINED 01
X


GLOBALSTAR
COM
379364805
       70
 66444
DEFINED 01
X


HAEMONETICS CORP
COM
405024100
     228
   4000
DEFINED 01
X


HOLOGIC INC
COM
436440101
     214
 15000
DEFINED 01
X


ICON PLC INS ADS
COM
45103T107
     162
   7500
DEFINED 01
X


INTEL CORP
COM
458140100
     828
 50000
DEFINED 01
X


LABORATORY CORP
COM
50540R409
     271
    4000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
    2104
100000
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
     201
10000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
    513
113333
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
  11174
262600
DEFINED 01
X


STARBUCKS
COM
855244109
    695
   50000
DEFINED 01
X


TEVA PHARMA
COM
881624209
    345
     7000
DEFINED 01
X


THERMO FISHER SCI
COM
883556102
    489
   12000
DEFINED 01
X


WALKING COMPANY
COM
932036106
    377
 216402
DEFINED 01
X


WELLPOINT, INC.
COM
94973V107
     356
    7000
DEFINED 01
X


ZIMMER HOLDINGS
COM
98956P102
    852
  20000
DEFINED 01
X



TOTAL							30210